Employee Benefits - DWS Share based Plans (Detail) - DWS Share-Based Plans shares in Thousands	12 Months Ended
	Dec. 31, 2025 yr € / shares shares	Dec. 31, 2024 yr € / shares shares
DWS Share based Plans [Line Items]
Units (in shares) | shares	23	367
Fair value (in EUR per share)	€ 34.36	€ 17.72
Share price (in EUR per share)	56.50	39.80
Exercise price (in EUR per share)	€ 22.33	€ 22.33
Expected volatility (weighted-average)	33.00%	33.00%
Expected life (weighted-average) in years | yr	1.7	0.8
Expected dividends (% of income)	65.00%	65.00%